Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Property and Equipment	Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	12.5 – 33
Manufacturing equipment	7
Office furniture and equipment	7– 15
Leasehold improvements	*
*Over the shorter of the expected lease term or estimated useful lives.

	December 31, 2022	December 31, 2021
Manufacturing equipment	$546	$526
Furniture and equipment	10,203	8,294
Leasehold improvements	6,674	6,637
Computers and software	27,140	22,735
	44,563	38,192

Less—accumulated depreciation	(27,304)	(21,436)
	$17,259	$16,756

Weighted-Average Assumptions For Options Granted to Employees and Non-Employees
The Company used the following weighted-average assumptions for options and RSUs granted to employees and non-employees:

	Year ended December 31,
	2022	2021	2020
Contractual period in years	10	10	10
Volatility	43.2% - 51.9%	35.9% - 52.7%	45.1% - 50.2%
Risk free interest rate	2.0% - 4.2%	1.3% - 1.4%	0.1% - 1.0%
Dividend yield	0%	0% - 5%	0% - 5%
Exercise price	$0.00 - $6.60	$0.00 - $8.27	$2.39 - $5.19
Fair value of Ordinary Share	$4.79 - $6.60	$5.41 - $8.27	$1.95 - $5.19
Expected term	6.11	6.11	6.11

The fair value of ESPP was estimated on the grant date using Monte Carlo valuation methodology with the following weighted average assumptions:

Year Ended December 31,
2022
Volatility	50.48%-74.32%
Expected term	5-6 months
Risk-free interest rate	1.75%-4.24%
Share price	$4.69-$5.25
Dividend yield	0%

Schedule of Finite-Lived Intangible Assets
Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual period ranges:

Years
Core technology	4- 7
Trade name	4
Customer relationship	10
Definite-lived intangible assets:

	December 31, 2022	December 31, 2021

Original amounts:
Core technology	$13,263	$10,411
Trade name	3,900	3,900
Customer relationship	177	177
	17,340	14,488
Accumulated amortization:
Core technology	3,303	1,470
Trade name	2,763	1,788
Customer relationship	20	2
	6,086	3,260
Intangible assets, net
	$11,254	$11,228
a. Amortization expense amounted to $2,826, $1,971 and $1,289 for the years ended December 31, 2022, 2021 and 2020, respectively.

Long-Lived Assets by Geographic Areas	The following table presents the Company’s long-lived assets by geographic region, which consist of property and equipment, net and operating lease right-of-use assets:

	December 31,
	2022	2021
EMEA	$26,595	$12,859
Americas	5,712	3,468
APAC	605	429
Total long-lived assets	$32,912	$16,756